UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ           OCTOBER 28, 2011
----------------------          ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:            $ 91,434
                                                  (thousands)




List of Other Included Managers:                   NONE


                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
BAKER HUGHES INC CMN               COM    057224107 10,384     225,000 SH          SOLE         No        X
CANADIAN NATURAL RESOURCES CMN     COM    136385101  1,434      49,000 SH          SOLE         No        X
COMPLETE PRODUCTION SERVICES CMN   COM    20453E109  4,241     225,000 SH          SOLE         No        X
DRESSER-RAND GROUP INC. CMN        COM    261608103  2,027      50,000 SH          SOLE         No        X
HALLIBURTON COMPANY CMN            COM    406216101 11,445     375,000 SH          SOLE         No        X
HELMERICH & PAYNE INC. CMN         COM    423452101  4,060     100,000 SH          SOLE         No        X
LUFKIN INDS INC CMN                COM    549764108  5,321     100,000 SH          SOLE         No        X
NATIONAL OILWELL VARCO, INC.
  COMMON STOCK  CMN                COM    637071101 11,525     225,000 SH          SOLE         No        X
PATTERSON-UTI ENERGY, INC. ORD CMN COM    703481101  7,370     425,000 SH          SOLE         No        X
PIONEER DRILLING COMPANY CMN       COM    723655106  5,924     825,000 SH          SOLE         No        X
PRECISION DRILLING CORP CMN        COM    74022D308  6,010     725,000 SH          SOLE         No        X
SCHLUMBERGER LTD CMN               COM    806857108  8,960     150,000 SH          SOLE         No        X
SUNCOR ENERGY INC. CMN             COM    867224107  5,088     200,000 SH          SOLE         No        X
SUPERIOR ENERGY SERVICES INC CMN   COM    868157108  4,592     175,000 SH          SOLE         No        X
WEATHERFORD INTERNATIONAL LTD CMN  COM    H27013103  3,053     250,000 SH          SOLE         No        X

                                                    91,434